Acquisition (Narrative) (Details) - USD ($)				12 Months Ended
	Sep. 04, 2019	Feb. 06, 2019	Jun. 22, 2018	Jun. 30, 2020
Business Acquisition [Line Items]
Shares issued in acquisition		38,625
Shares issued in acquisition, value		$ 92,700		$ 1,720,351
Notes payable				1,484,473
Accrued pre-acquistion withholding tax liabilities				584,000
Balance of note payables				1,030,079
FLCR [Member]
Business Acquisition [Line Items]
Pre-reverse stock split			3,065,000,000
Description of pre reverse stock split			89% of the outstanding common stock of FLCR, with the remaining 11% of common stock distributed as follows: (a) an ownership interest of seven percent (7%) to the holders of common stock, pro rata; and (b) four percent (4%) of the common stock to the holders of convertible debt, pro rata.
Net operating loss carryforward			$ 150,000
Term period for agreement			5 years
Concepts and Solutions [Member]
Business Acquisition [Line Items]
Shares issued in acquisition	1,350,000
Shares issued in acquisition, value	$ 1,485,000
Percentage of stock acquired under stock purchase agreement	100.00%
Purchase price for acquisition in notes payable to seller	$ 3,000,000
Godwill and other intangible assets				$ 3,760,287